Inventory - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventory [Line Items]
Inventory write-down	$ 63,948	$ 6,830	$ 16,493
Cost of Sales
Disclosure Of Inventory [Line Items]
Inventories recognized as an expense	$ 63,520	$ 114,195	$ 70,261